EVENTS AFTER THE REPORTING PERIOD (Narrative) (Details) - Subsequent Events [Member]	1 Months Ended
	Mar. 31, 2021 USD ($)	Feb. 28, 2021 CAD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Stock options exercised | $	1,050,000
Private Placements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares		11,500,000	11,500,000
Equity issuance, price per unit		$ 0.50
Proceeds from issuing units		$ 5,750,000	$ 4,505,925
Exercise price of warrants granted		$ 0.75
Term of warrant		12 months	12 months